Debt (Export credit facilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) aircraft
Debt Instrument [Line Items]
Collateral (Number of aircraft)	398
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft)	32
Credit facility amount outstanding | $	$ 849,372
Weighted average interest rate	2.69%
Secured | Export credit facilities | Minimum
Debt Instrument [Line Items]
Debt instrument term	10 years
Secured | Export credit facilities | Maximum
Debt Instrument [Line Items]
Debt instrument term	12 years
Secured | European ECA facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft)	28
Credit facility amount outstanding | $	$ 682,410
Weighted average interest rate	2.94%
Secured | US Ex-Im facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft)	4
Credit facility amount outstanding | $	$ 166,962
Weighted average interest rate	1.66%